UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	March 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	4/1/2007
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	1,312,002

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURAY INC.                   COM              004397105    17565   789800 SH       SOLE                   552100            237700
ADVISORY BOARD CO              COM              00762W107    13197   260700 SH       SOLE                   182200             78500
ALLSCRIPTS HEALTHCARE SOLUTION COM              01988P108    12091   451000 SH       SOLE                   315400            135600
AMBASSADORS GROUP INC.         COM              023177108    22371   673000 SH       SOLE                   470400            202600
AMERIGON INC.                  COM              03070L300    22182  1781700 SH       SOLE                  1247300            534400
ANADIGICS INC.                 COM              032515108    16216  1371900 SH       SOLE                   959400            412500
ANGIODYNAMICS INC              COM              03475V101    15866   939400 SH       SOLE                   656600            282800
APPLIX INC                     COM              038316105    24338  1814900 SH       SOLE                  1270600            544300
ARUBA NETWORKS INC.            COM              043176106     3888   265000 SH       SOLE                   185200             79800
BANKRATE INC.                  COM              06646V108    18036   511800 SH       SOLE                   357700            154100
BIO-REFERENCE LABS INC         COM              09057G602    21938   863700 SH       SOLE                   603800            259900
BJ's RESTAURANTS, INC.         COM              09180c106    17580   832000 SH       SOLE                   581500            250500
BLUE NILE INC                  COM              09578R103    23932   588600 SH       SOLE                   411800            176800
CASTLEPOINT HOLDINGS LTD       COM              G19522112     3644   222900 SH       SOLE                   155800             67100
CBEYOND, INC.                  COM              149847105    31691  1080500 SH       SOLE                   752800            327700
CHIPOTLE MEXICAN GRILL         COM              169656105    29541   475700 SH       SOLE                   332400            143300
CONCEPTUS INC.                 COM              206016107    12202   610100 SH       SOLE                   426400            183700
CONCUR TECHNOLOGIES INC        COM              206708109    30082  1722900 SH       SOLE                  1204100            518800
CYBERSOURCE CORP.              COM              23251J106    12136   970100 SH       SOLE                   679300            290800
DEALERTRAK HOLDINGS INC        COM              242309102    27820   905600 SH       SOLE                   631600            274000
DIGENE CORP                    COM              253752109    15458   364500 SH       SOLE                   254700            109800
DSW INC.                       COM              23334L102    19366   458800 SH       SOLE                   320600            138200
DTS INC.                       COM              23335C101     9564   394700 SH       SOLE                   275800            118900
ECOLLEGE.COM                   COM              27887E100    13935   776300 SH       SOLE                   543100            233200
EHEALTH INC.                   COM              28238P109    10006   424900 SH       SOLE                   296900            128000
EV3 INC.                       COM              26928A200    17553   891000 SH       SOLE                   622700            268300
FACTSET RESH SYS INC           COM              303075105     6535   103970 SH       SOLE                    72620             31350
FORCE PROTECTION INC.          COM              345203202    28138  1499900 SH       SOLE                  1048400            451500
FORMFACTOR INC                 COM              346375108    19963   446100 SH       SOLE                   311900            134200
GAIAM INC-CLASS A              COM              36268Q103    14569   925600 SH       SOLE                   644600            281000
HEALTHEXTRAS INC.              COM              422211102    19464   676300 SH       SOLE                   472700            203600
HEALTHWAYS INC.                COM              422245100    14217   304100 SH       SOLE                   212600             91500
HOLOGIC INC.                   COM              436440101    27494   477000 SH       SOLE                   333300            143700
INNOVATIVE SOLUTIONS & SUPPORT COM              45769N105    11761   464500 SH       SOLE                   324600            139900
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205     7631   275300 SH       SOLE                   192100             83200
KENEXA CORP                    COM              488879107    18108   581700 SH       SOLE                   406600            175100
KNOT INC (THE)                 COM              499184109     8834   410300 SH       SOLE                   286900            123400
LHC GROUP INC                  COM              50187A107    24478   754800 SH       SOLE                   527600            227200
LIFE TIME FITNESS INC.         COM              53217R207    20074   390465 SH       SOLE                   272865            117600
LIFECELL CORPORATION           COM              531927101    20931   838239 SH       SOLE                   585839            252400
LIVEPERSON INC                 COM              538146101    16015  2032300 SH       SOLE                  1419800            612500
LKQ CORP                       COM              501889208    13728   628000 SH       SOLE                   438800            189200
MCCORMICK & SCHMICK'S SEAFOOD  COM              579793100    21311   794900 SH       SOLE                   554400            240500
MEDICINES COMPANY              COM              584688105     6799   271100 SH       SOLE                   189400             81700
NETLOGIC MICROSYSTEMS INC.     COM              64118B100    13611   511300 SH       SOLE                   357300            154000
NEUSTAR, INC.                  COM              64126X201    18585   653480 SH       SOLE                   457180            196300
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411N105     6721   369500 SH       SOLE                   258300            111200
NUANCE COMUNICATIONS INC.      COM              67020Y100    26792  1750000 SH       SOLE                  1223200            526800
NUVASIVE INC.                  COM              670704105    27676  1165300 SH       SOLE                   814400            350900
O REILLY AUTOMOTIVE INC        COM              686091109    18407   556100 SH       SOLE                   389300            166800
OMNICELL INC                   COM              68213N109    22456  1073400 SH       SOLE                   749900            323500
OPTIONSXPRESS HOLDINGS INC.    COM              684010101     9859   418800 SH       SOLE                   292800            126000
PERFICIENT INC.                COM              71375U101    19109   966100 SH       SOLE                   682300            283800
PHASE FORWARD INC.             COM              71721R406    25403  1934700 SH       SOLE                  1351800            582900
PHYSICIANS FORMULA HOLDINGS    COM              719427106    18695   990200 SH       SOLE                   692000            298200
RAINMAKER SYSTEMS INC.         COM              750875304    10393  1237300 SH       SOLE                   867600            369700
RESMED INC                     COM              761152107    14277   283448 SH       SOLE                   198348             85100
SPARTAN MOTORS INC.            COM              846819100    20889   900000 SH       SOLE                   629050            270950
SPECTRANETICS CORP             COM              84760C107    12801  1196400 SH       SOLE                   836400            360000
STAMPS.COM INC                 COM              852857200     5268   366572 SH       SOLE                   255772            110800
STRAYER ED INC COM             COM              863236105    23662   189300 SH       SOLE                   132200             57100
SUMTOTAL SYSTEMS INC.          COM              866615107    17570  2201800 SH       SOLE                  1539000            662800
SYNCHRONOSS TECHNOLOGIES INC.  COM              87157B103    11583   665700 SH       SOLE                   468200            197500
TALEO CORP.                    COM              87424N104     7285   439400 SH       SOLE                   307200            132200
THORATEC CORP.                 COM              885175307    27803  1330300 SH       SOLE                   929700            400600
TRACTOR SUPPLY COMPANY         COM              892356106     6520   126600 SH       SOLE                    88700             37900
ULTIMATE SOFTWARE GROUP INC    COM              90385D107    27940  1066810 SH       SOLE                   746210            320600
VASCO DATA SECURITY INTL       COM              92230Y104    17902  1001800 SH       SOLE                   700200            301600
VISTAPRINT LTD                 COM              G93762204    27951   729800 SH       SOLE                   510100            219700
VITAL IMAGES INC.              COM              92846N104    17728   533000 SH       SOLE                   371900            161100
VOCUS INC                      COM              92858J108    22262  1105900 SH       SOLE                   772900            333000
VOLCOM INC                     COM              92864N101    20073   584200 SH       SOLE                   408400            175800
VOLTERRA SEMICONDUCTOR CORP    COM              928708106     9630   737400 SH       SOLE                   515800            221600
WEBEX COMMUNICATIONS INC.      COM              94767L109    19594   344600 SH       SOLE                   240500            104100
ZUMIEZ INC                     COM              989817101    21308   531100 SH       SOLE                   371100            160000